Subsidiaries - Summary of Financial Information of Subsidiaries with Material Non Controlling Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Information Of Subsidiaries With Material Noncontrolling Interest [Line Items]
Current assets	$ 8,622	$ 7,563
Non-current assets	57,879	53,701
Current liabilities	(5,417)	(5,857)
Non-current liabilities	(21,241)	(19,254)
Net assets	39,843	36,153
Accumulated balance of NCI	3,929	754
Revenue	12,984	13,179	$ 13,994
Profit	2,737	3,646	1,722
Profit allocated to NCI	19	73	62
Operating	7,192	5,847	6,145
Investing	(7,911)	(5,747)	(5,585)
Financing	2,491	2,101	(5,000)
Net increase/(decrease) in cash held	1,772	2,201	(4,440)
Burrup Facilities Company Pty Ltd | Subsidiaries with material non-controlling interests
Disclosure Of Financial Information Of Subsidiaries With Material Noncontrolling Interest [Line Items]
Current assets	288	332	513
Non-current assets	4,810	5,069	5,020
Current liabilities	(38)	(51)	(58)
Non-current liabilities	(544)	(553)	(568)
Net assets	4,516	4,797	4,907
Accumulated balance of NCI	452	480	491
Revenue	386	873	839
Profit	76	450	400
Profit allocated to NCI	8	45	40
Dividends paid to NCI	(36)	(56)	(51)
Operating	241	549	570
Investing	(69)	(47)	(58)
Financing	(172)	(502)	(512)
Net increase/(decrease) in cash held	0	0	0
Burrup Train 1 Pty Ltd | Subsidiaries with material non-controlling interests
Disclosure Of Financial Information Of Subsidiaries With Material Noncontrolling Interest [Line Items]
Current assets	225	291	453
Non-current assets	2,729	3,009	2,806
Current liabilities	(39)	(239)	(121)
Non-current liabilities	(306)	(322)	(341)
Net assets	2,609	2,739	2,797
Accumulated balance of NCI	261	274	280
Revenue	764	1,448	1,393
Profit	117	284	222
Profit allocated to NCI	11	28	22
Dividends paid to NCI	(25)	(34)	(31)
Operating	48	497	321
Investing	(336)	(242)	(80)
Financing	288	(255)	(241)
Net increase/(decrease) in cash held	0	0	0
Louisiana LNG Infrastructure LLC | Subsidiaries with material non-controlling interests
Disclosure Of Financial Information Of Subsidiaries With Material Noncontrolling Interest [Line Items]
Current assets	260	0	0
Non-current assets	5,402	0	0
Current liabilities	(318)	0	0
Non-current liabilities	(86)	0	0
Net assets	5,258	0	0
Accumulated balance of NCI	2,989	0	0
Revenue	0	0	0
Profit	0	0	0
Profit allocated to NCI	0	0	0
Dividends paid to NCI	0	0	0
Operating	9	0	0
Investing	(3,631)	0	0
Financing	3,774	0	0
Net increase/(decrease) in cash held	152	0	0
Louisiana LNG LLC | Subsidiaries with material non-controlling interests
Disclosure Of Financial Information Of Subsidiaries With Material Noncontrolling Interest [Line Items]
Current assets	118	0	0
Non-current assets	2,331	0	0
Current liabilities	(143)	0	0
Non-current liabilities	(37)	0	0
Net assets	2,269	0	0
Accumulated balance of NCI	227	0	0
Revenue	0	0	0
Profit	(2)	0	0
Profit allocated to NCI	0	0	0
Dividends paid to NCI	0	0	0
Operating	1	0	0
Investing	(1,714)	0	0
Financing	1,780	0	0
Net increase/(decrease) in cash held	$ 67	$ 0	$ 0